Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	$ 18,150	$ (2,136)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(1)
Disposal of subsidiaries, associates and intangible assets	911	437
Purchase of property, equipment and software	(761)	(896)
Disposal of property, equipment and software	3	264
Purchase of financial assets measured at fair value through other comprehensive income	(2,821)	(1,950)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,291	2,324
Net (purchase) / redemption of debt securities measured at amortized cost	(4,254)	116
Net cash flow from / (used in) investing activities	(4,630)	295
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(10,440)	(3,877)
Distributions paid on UBS shares	1,668	1,301
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48,460	63,501
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(36,309)	(45,274)
Net cash flows from other financing activities	(352)	(288)
Net cash flow from / (used in) financing activities	(3,830)	10,795
Total cash flow
Cash and cash equivalents at the beginning of the period	207,875	173,531
Net cash flow from / (used in) operating, investing and financing activities	9,690	8,954
Effects of exchange rate differences on cash and cash equivalents	(9,656)	(5,390)
Cash and cash equivalents at the end of the period	207,909	177,095
Net cash flow from / (used in) operating activities includes:
Restricted cash and cash equivalents	$ 4,434	$ 3,432